Royalty Agreement, Note Payable, and Accrued Interest - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jun. 30, 2011	Aug. 31, 2006 Patents	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
U.S. patents along with foreign counterparts		12
Quarterly royalty payments rate			3.00%
Royalty revenue			$ 1,045,000	$ 1,007,000
Royalty financing agreement with a syndicate of lenders	8,500,000		9,035,000	8,513,000
Royalty financing agreement fees and expenses	473,000
Additional Interest Reserve Account	250,000
Royalties payable rate	100.00%
Term Loan accrue interest to LIBOR or plus	A) LIBOR or b) 1.50%, plus a margin of 14.5%
Term Loan, base interest rate	1.50%
Term Loan, basis spread on base rate	14.50%
Accrued interest paid to cure the breach				167,000
Cumulative cash shortfall agreement from default stands			525,000
Capitalization of fees expenses	473,000
Amortization period of interest expenses	48 months
Number of trading days for the average closing price	10 days
Warrants expiration date	Dec. 31, 2016
Discount interest rate	18.70%
Capital expenses amortized to interest expense for how many months	48 months
Common stock [Member]
Debt Instrument [Line Items]
Lender warrants to purchase common stock	2,840,909
Warrants [Member]
Debt Instrument [Line Items]
Class of warrant or right, exercise price of warrants or rights	0.22
Common stock premium rate	20.00%
Warrants accounted for equity instruments, fair value, discount against note	$ 390,000